Condensed Statement Of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Net loss	$ (30,689)	$ (9,770)	$ (24,785)	$ (16,593)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense	4,985	222	1,147	344
Depreciation	233	39	138	52
Deferred rent			(40)	(13)
Accretion of discount on marketable securities, available for sale	(359)
Loss on disposal of assets				11
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(3,821)	(454)	88	(179)
Security deposits			(35)	7
Accounts payable	2,595	266	(119)	1,286
Accrued expenses and other current liabilities	(246)	(912)	(905)	2,090
Accrued compensation	258	63	978	355
Operating lease right-of-use assets and liabilities, net	(95)	(7)
Net cash used in operating activities	(27,139)	(10,553)	(23,533)	(12,640)
Investing activities
Purchases of marketable securities, available for sale	(170,685)
Purchase of property and equipment	(188)	(138)	(302)	(88)
Net cash used in investing activities	(170,873)	(138)	(302)	(88)
Financing activities
Proceeds from issuance of convertible preferred stock, net of issuance costs			79,755	44,788
Proceeds from issuance of common stock in a public offering, net	175,151
Proceeds from issuance of common stock from stock option exercises	613	45	76	63
Net cash provided by financing activities	175,764	45	79,831	44,851
Net increase in cash and cash equivalents	(22,248)	(10,646)	55,996	32,123
Cash and cash equivalents at the beginning of period	101,029	45,033	45,033	12,910
Cash and cash equivalents at the end of period	78,781	34,387	101,029	45,033
Supplemental disclosure of cash flow information:
Cash paid for income taxes	1	$ 1	1	$ 1
Supplemental disclosure of non-cash investing and financing information:
Operating lease liabilities arising from obtaining right-of-use assets	$ 1,520
Costs incurred in connection with initial public offering included in accounts payable and accrued expenses			684
Capitalized value of tenant improvement allowance			$ 583